Note 9 - Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(
9
)     Property, Plant and Equipment, net

	As of December 31,
	2020	2019
	A$	A$
Plant & equipment	20,171,121	19,853,389
Leasehold improvements	9,168,259	9,130,310
Capital work in process	0	38,169
	29,339,380	29,021,868
Accumulated depreciation	(24,984,001)	(24,271,802)
Property, plant & equipment - net	4,355,379	4,750,066

Capital work in process relates to assets under construction and comprises primarily specialized manufacturing and testing equipment. Legal right to the assets under construction rests with the Company. The amounts capitalized for capital work in process represent the percentage of expenditure that has been completed, and once the assets are placed into service, the Company begins depreciating the respective assets. The accumulated amortisation of capitalised leasehold improvements for the fiscal years ended
December 31, 2020
and
2019
was
A$9,135,978
and
A$9,130,310,
respectively.

From
2017
to
2019,
the Company was entitled to receive Commonwealth of Australia grant monies under grant agreements to support its development activities, including in connection with the purchase of plant and equipment. This grant was terminated by mutual consent on
December 19, 2019.
Plant and equipment is presented net of the government grant of
A$360,818
for the year ended
December 31, 2020 (
2019:
A$360,818
). The grants are recognized against the acquisition costs of the related plant and equipment as and when the related assets are purchased. Grants received in advance of the relevant expenditure are treated as deferred income and included in current liabilities on the balance sheet as the Company does not
control the monies until the relevant expenditure has been incurred. Grants due to the Company under research agreements are recorded as currents assets on the balance sheet.

     Depreciation expense was
A$790,155
and
A$1,066,352
for the fiscal years ended
December 31, 2020
and
2019,
respectively.